Finance Items - Schedule of Finance Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Finance Items [Abstract]
Interest income	$ 8,518	$ 6,247
Interest on lease obligation	126	22
Interest on convertible notes	4,707
Issuance costs of convertible notes allocated to derivative liabilities	1,741
Accretion of environmental rehabilitation liabilities	139	191
Total finance costs	$ 6,713	$ 213